Stock-Based Compensation Expense - Unrecognized Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Unrecognized compensation expense
Total unrecognized compensation expense at December 31, 2020	$ 397,284	$ 401,627
Share-based Payment Arrangement, Option
Unrecognized compensation expense
Options	$ 2,297	1,819
Remaining weighted-average recognition period (years)	1 year 9 months 18 days
Market Based RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 283,035	254,234
Remaining weighted-average recognition period (years)	2 years 6 months
RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 111,952	$ 145,574
Remaining weighted-average recognition period (years)	2 years 7 months 6 days